New Accounting Standards or Amendments and Forthcoming Requirements	12 Months Ended
Dec. 31, 2025
New Accounting Standards or Amendments and Forthcoming Requirements [Abstract]
New Accounting Standards or Amendments and Forthcoming Requirements

Note 4:  New Accounting Standards or Amendments and Forthcoming Requirements

Forthcoming requirements

-	Presentation and Disclosure in Financial Statements - IFRS 18

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”) which replaces IAS 1 Presentation of Financial Statements. IFRS 18 requires an entity to classify all income and expenses within its statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations. The first three categories are new. These categories are complemented by the requirement to present subtotals and totals for “operating profit or loss,” “profit or loss before financing income and taxes,” and “profit or loss.” IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted.

The Company is currently assessing the impact of the Standard on its financial statements.